Related Parties Transactions (Details) - USD ($)		12 Months Ended
	Mar. 15, 2024	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Promissory notes		$ 1,625,000
Promissory notes		$ 1,625,000
VAT rate percentage		5.50%
Interest expenses		$ 16,742
Interest rate	0.00%
Lines of credit			$ 84,991
Hades Capital Limited [Member]
Related Party Transaction [Line Items]
Unsecured line of credit	$ 4,000,000
Stony Holdings Limited [Member]
Related Party Transaction [Line Items]
Unsecured line of credit	$ 2,000,000
Mr. Chunyi Hao [Member]
Related Party Transaction [Line Items]
Promissory notes		1,500,000
Promissory notes		$ 1,300,000